ACCUMULATED OTHER COMPREHENSIVE LOSS - Reclassification Out of Each Component of AOCIL (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reclassifications out of AOCIL [Abstract]
Income tax expense									$ 12,750	$ 16,256	$ 14,609
Interest income	$ 67,425	$ 69,290	$ 66,878	$ 66,144	$ 66,978	$ 68,334	$ 66,338	$ 65,126	269,737	266,776	239,677
Interest expense	46,354	45,361	44,615	43,685	42,851	41,854	41,346	40,197	180,015	166,248	156,329
Income before income tax	20,311	21,176	20,678	19,126	22,768	17,291	23,166	19,821	81,291	83,046	73,676
Reclassifications, net of tax	$ 18,572	$ 17,502	$ 16,877	$ 15,590	$ 18,461	$ 13,810	$ 18,528	$ 15,991	68,541	66,790	59,067
Reclassified From AOCL
Reclassifications out of AOCIL [Abstract]
Reclassifications, net of tax									(1,961)	(1,417)	(520)
Unrealized Losses on Securities AFS | Reclassified From AOCL
Reclassifications out of AOCIL [Abstract]
Net losses on securities available for sale									(370)	(428)	(222)
Income tax expense									(77)	(90)	(47)
Reclassifications, net of tax									(293)	(338)	(175)
Unrealized Gains (Losses) on Derivative Instruments | Reclassified From AOCL
Reclassifications out of AOCIL [Abstract]
Income tax expense									(443)	(287)	(92)
Interest income									(2,088)	(1,366)	(437)
Interest expense									23
Income before income tax									(2,111)
Reclassifications, net of tax									$ (1,668)	$ (1,079)	$ (345)